Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIONEER VARIABLE CONTRACTS TRUST /MA/
Entity Central Index Key	0000930709
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028182 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Fund VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 22.65%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%.
  Sector allocation decisions accounted for the Portfolio’s benchmark relative underperformance; specifically, an overweight to the materials sector, accounted for the majority of the underperformance. In addition, the Portfolio’s stock selection in the health care sector hurt benchmark relative returns.
  Security selection decisions in the information technology and consumer staples sectors added the most to benchmark relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index (the S&P 500).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	22.65%	15.16%	13.34%
S&P 500 Total Return Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 155,584,689
Holdings Count | Holding	44	[2]
Advisory Fees Paid, Amount	$ 965,221
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$155,584,689%
Total number of portfolio holdings	44^^
Total advisory fee paid	$965,221
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	32.2%
Financials	17.9%
Health Care	11.1%
Industrials	10.6%
Basic Materials	9.2%
Consumer Discretionary	9.0%
Communication Services	5.4%
Consumer Staples	2.5%
Energy	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028183 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Fund VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$111	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 111	[3]
Expense Ratio, Percent	1.00%	[3]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 22.31%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%.
  Sector allocation decisions accounted for the Portfolio’s benchmark relative underperformance; specifically, an overweight to the materials sector, accounted for the majority of the underperformance. In addition, the Portfolio’s stock selection in the health care sector hurt benchmark relative returns.
  Security selection decisions in the information technology and consumer staples sectors added the most to benchmark relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index (the S&P 500).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	22.31%	14.86%	13.05%
S&P 500 Total Return Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 155,584,689
Holdings Count | Holding	44	[4]
Advisory Fees Paid, Amount	$ 965,221
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$155,584,689%
Total number of portfolio holdings	44^^
Total advisory fee paid	$965,221
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	32.2%
Financials	17.9%
Health Care	11.1%
Industrials	10.6%
Basic Materials	9.2%
Consumer Discretionary	9.0%
Communication Services	5.4%
Consumer Staples	2.5%
Energy	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028190 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 77	[5]
Expense Ratio, Percent	0.75%	[5]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 4.13%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Total Return Index, returned 2.04%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.44 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities contributed to benchmark relative performance, while the allocation to non-US dollar securities detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	4.13%	1.58%	2.68%
Bloomberg U.S. Universal Total Return Index	2.04%	0.06%	1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 29,981,230
Holdings Count | Holding	445	[6]
Advisory Fees Paid, Amount	$ 99,449
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,981,230%
Total number of portfolio holdings	445^^
Total advisory fee paid	$99,449
Portfolio turnover rate	57%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	43.8%
U.S. Government and Agency Obligations	29.7%
Collateralized Mortgage Obligations	10.3%
Commercial Mortgage-Backed Securities	5.1%
Affiliated Closed-End Fund∞	3.7%
Asset Backed Securities	3.3%
Foreign Government Bonds	2.8%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028191 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$102	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 102	[7]
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 3.87%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Total Return Index, returned 2.04%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.44 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities contributed to benchmark relative performance, while the allocation to non-US dollar securities detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	3.87%	1.34%	2.42%
Bloomberg U.S. Universal Total Return Index	2.04%	0.06%	1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 29,981,230
Holdings Count | Holding	445	[8]
Advisory Fees Paid, Amount	$ 99,449
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,981,230%
Total number of portfolio holdings	445^^
Total advisory fee paid	$99,449
Portfolio turnover rate	57%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	43.8%
U.S. Government and Agency Obligations	29.7%
Collateralized Mortgage Obligations	10.3%
Commercial Mortgage-Backed Securities	5.1%
Affiliated Closed-End Fund∞	3.7%
Asset Backed Securities	3.3%
Foreign Government Bonds	2.8%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000030379 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Select Mid Cap Growth VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.86%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 96	[9]
Expense Ratio, Percent	0.86%	[9]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 23.93%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Growth Total Return Index, returned 22.10% over the period.
  The Portfolio’s security selection in both the health care and materials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  Security selection in the information technology and consumer discretionary sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s underweight exposure to the poorly performing consumer staples sector contributed to relative results versus the performance benchmark during the period, but was countered by its underweight to the outperforming financials sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	23.93%	8.82%	10.04%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Growth Total Return Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 95,253,558
Holdings Count | Holding	79	[10]
Advisory Fees Paid, Amount	$ 698,991
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$95,253,558%
Total number of portfolio holdings	79^^
Total advisory fee paid	$698,991
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	31.7%
Industrials	17.4%
Health Care	14.7%
Consumer Discretionary	12.8%
Financials	10.3%
Communication Services	5.0%
Energy	3.7%
Basic Materials	2.2%
Real Estate	1.2%
Utilities	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000030381 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 49	[11]
Expense Ratio, Percent	0.48%	[11]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 3.15%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.49 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities and TIPS (Treasury Inflation Protected Securities) contributed to benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	3.15%	0.65%	1.97%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 129,371,517
Holdings Count | Holding	774	[12]
Advisory Fees Paid, Amount	$ 465,005
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$129,371,517%
Total number of portfolio holdings	774^^
Total advisory fee paid	$465,005
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	38.0%
Corporate Bonds	37.0%
Asset Backed Securities	9.6%
Collateralized Mortgage Obligations	7.5%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.8%
Foreign Government Bond	0.4%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028201 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$74	0.73%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 74	[13]
Expense Ratio, Percent	0.73%	[13]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 3.01%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%.
  The Portfolio’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial and industrials sectors.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Portfolio’s benchmark relative performance.
  The Portfolio’s longer average U.S. duration position relative to the benchmark index of 0.49 years underperformed as yields moved higher during the fourth quarter of 2024. Yield curve positioning was a modest contributor to benchmark relative performance.
  The Portfolio’s out of benchmark index exposure to insurance-linked securities and TIPS (Treasury Inflation Protected Securities) contributed to benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	3.01%	0.43%	1.73%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 129,371,517
Holdings Count | Holding	774	[14]
Advisory Fees Paid, Amount	$ 465,005
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$129,371,517%
Total number of portfolio holdings	774^^
Total advisory fee paid	$465,005
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	38.0%
Corporate Bonds	37.0%
Asset Backed Securities	9.6%
Collateralized Mortgage Obligations	7.5%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.8%
Foreign Government Bond	0.4%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028211 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 83	[15]
Expense Ratio, Percent	0.79%	[15]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 11.26%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 14.37% over the period.
  Security selection in the consumer staples and industrials sectors detracted from benchmark relative results during the period ended.
  The Portfolio’s overweight exposure to the energy sector also detracted from relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the health care and consumer discretionary sectors were the largest contributors to relative results versus the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.26%	6.74%	8.26%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell 1000 Value Total Return Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 77,858,125
Holdings Count | Holding	54	[16]
Advisory Fees Paid, Amount	$ 518,641
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$77,858,125%
Total number of portfolio holdings	54^^
Total advisory fee paid	$518,641
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	28.5%
Industrials	12.7%
Health Care	10.8%
Energy	10.0%
Consumer Staples	8.8%
Consumer Discretionary	7.7%
Information Technology	7.0%
Communication Services	6.1%
Utilities	4.0%
Real Estate	2.3%
Basic Materials	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028212 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	1.04%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110	[17]
Expense Ratio, Percent	1.04%	[17]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 10.97%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 14.37% over the period.
  Security selection in the consumer staples and industrials sectors detracted from benchmark relative results during the period ended.
  The Portfolio’s overweight exposure to the energy sector also detracted from relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the health care and consumer discretionary sectors were the largest contributors to relative results versus the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.97%	6.48%	7.99%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell 1000 Value Total Return Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 77,858,125
Holdings Count | Holding	54	[18]
Advisory Fees Paid, Amount	$ 518,641
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$77,858,125%
Total number of portfolio holdings	54^^
Total advisory fee paid	$518,641
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	28.5%
Industrials	12.7%
Health Care	10.8%
Energy	10.0%
Consumer Staples	8.8%
Consumer Discretionary	7.7%
Information Technology	7.0%
Communication Services	6.1%
Utilities	4.0%
Real Estate	2.3%
Basic Materials	2.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028217 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 94	[19]
Expense Ratio, Percent	0.90%	[19]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 8.71%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%. The performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Total Return Index, returned 8.20% over the period.
  Individual security selection was the primary contributor to the Portfolio’s return relative to the performance benchmark. Sector allocation was a secondary contributor to the Portfolio’s return relative to the performance benchmark.
  Individual security selection was most positive within basic industry, transportation and real estate. Exposures within basic industry, specifically within metals & mining and steel producers & products were positive contributors during the period. Within transportation, select securities within transportation infrastructure & services and trucking & delivery were beneficial to performance.
  Individual security selection was a detractor within the retail, automotive and healthcare sectors. Within retail, the Portfolio’s exposure to specialty retail was a detractor to performance relative to the performance benchmark. Within automotive, exposures within the auto manufacturer subsector detracted from relative performance, while health services and pharmaceuticals were detractors within healthcare.
  The Portfolio’s returns relative to the performance benchmark benefited from allocations to telecommunications (underweight), retail (underweight) and transportation (overweight) during the one-year period. Out-of-benchmark allocations to catastrophe bonds and bank loans were also contributors to relative returns during the period.
  Allocations to energy (overweight), basic industry (overweight), cash and out-of-benchmark positioning to CDX were detractors to relative performance during the one-year period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively. The Portfolio is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index, ICE BofA U.S. High Yield Total Return Index and the ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	8.71%	3.09%	4.25%
Bloomberg U.S. Aggregate Bond Total Return Index≈	1.25%	-0.33%	1.35%
ICE BofA U.S. High Yield Total Return Index	8.20%	4.04%	5.08%
ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index	10.10%	17.23%	12.44%
≈	The Portfolio has designated the Bloomberg U.S. Aggregate Bond Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 29,027,793
Holdings Count | Holding	218	[20]
Advisory Fees Paid, Amount	$ 137,786
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,027,793%
Total number of portfolio holdings	218^^
Total advisory fee paid	$137,786
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	93.9%
Affiliated Closed-End Fund∞	2.7%
Convertible Corporate Bonds	1.6%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.5%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028218 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.15%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 120	[21]
Expense Ratio, Percent	1.15%	[21]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 8.48%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%. The performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Total Return Index, returned 8.20% over the period.
  Individual security selection was the primary contributor to the Portfolio’s return relative to the performance benchmark. Sector allocation was a secondary contributor to the Portfolio’s return relative to the performance benchmark.
  Individual security selection was most positive within basic industry, transportation and real estate. Exposures within basic industry, specifically within metals & mining and steel producers & products were positive contributors during the period. Within transportation, select securities within transportation infrastructure & services and trucking & delivery were beneficial to performance.
  Individual security selection was a detractor within the retail, automotive and healthcare sectors. Within retail, the Portfolio’s exposure to specialty retail was a detractor to performance relative to the performance benchmark. Within automotive, exposures within the auto manufacturer subsector detracted from relative performance, while health services and pharmaceuticals were detractors within healthcare.
  The Portfolio’s returns relative to the performance benchmark benefited from allocations to telecommunications (underweight), retail (underweight) and transportation (overweight) during the one-year period. Out-of-benchmark allocations to catastrophe bonds and bank loans were also contributors to relative returns during the period.
  Allocations to energy (overweight), basic industry (overweight), cash and out-of-benchmark positioning to CDX were detractors to relative performance during the one-year period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively. The Portfolio is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index, ICE BofA U.S. High Yield Total Return Index and the ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	8.48%	2.78%	3.91%
Bloomberg U.S. Aggregate Bond Total Return Index≈	1.25%	-0.33%	1.35%
ICE BofA U.S. High Yield Total Return Index	8.20%	4.04%	5.08%
ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index	10.10%	17.23%	12.44%
≈	The Portfolio has designated the Bloomberg U.S. Aggregate Bond Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 29,027,793
Holdings Count | Holding	218	[22]
Advisory Fees Paid, Amount	$ 137,786
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$29,027,793%
Total number of portfolio holdings	218^^
Total advisory fee paid	$137,786
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
Corporate Bonds	93.9%
Affiliated Closed-End Fund∞	2.7%
Convertible Corporate Bonds	1.6%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.5%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028221 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Mid Cap Value VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80	[23]
Expense Ratio, Percent	0.76%	[23]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class I shares at NAV returned 10.94%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Value Total Return Index, returned 13.07% over the period.
  Security selection in the energy and materials sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s overweight exposure to the financials sector contributed to relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the consumer discretionary and communication services sectors were the largest contributors to relative results versus the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell Midcap Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	10.94%	9.29%	7.18%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Value Total Return Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 107,081,980
Holdings Count | Holding	66	[24]
Advisory Fees Paid, Amount	$ 711,629
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$107,081,980%
Total number of portfolio holdings	66^^
Total advisory fee paid	$711,629
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	25.0%
Industrials	12.8%
Consumer Discretionary	9.4%
Energy	8.5%
Consumer Staples	7.7%
Real Estate	7.6%
Information Technology	7.1%
Utilities	7.1%
Basic Materials	6.2%
Health Care	5.3%
Communication Services	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028222 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Mid Cap Value VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$106	1.01%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 106	[25]
Expense Ratio, Percent	1.01%	[25]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected the Portfolio performance?
  For the fiscal year ended December 31, 2024, the Portfolio’s Class II shares at NAV returned 10.64%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 25.02%. The performance benchmark, the Russell Midcap Value Total Return Index, returned 13.07% over the period.
  Security selection in the energy and materials sectors detracted from benchmark relative results during the period.
  With respect to sector allocation, the Portfolio’s overweight exposure to the financials sector contributed to relative results versus the performance benchmark during the period.
  The Portfolio’s security selection in both the consumer discretionary and communication services sectors were the largest contributors to relative results versus the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell Midcap Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.64%	9.02%	6.91%
Standard & Poor’s 500 Total Return Index	25.02%	14.53%	13.10%
Russell Midcap Value Total Return Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 107,081,980
Holdings Count | Holding	66	[26]
Advisory Fees Paid, Amount	$ 711,629
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2024)
Portfolio net assets	$107,081,980%
Total number of portfolio holdings	66^^
Total advisory fee paid	$711,629
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Financials	25.0%
Industrials	12.8%
Consumer Discretionary	9.4%
Energy	8.5%
Consumer Staples	7.7%
Real Estate	7.6%
Information Technology	7.1%
Utilities	7.1%
Basic Materials	6.2%
Health Care	5.3%
Communication Services	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Portfolio shareholder approval, the Portfolio is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Portfolio’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Portfolio. There is no assurance that the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[6]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[9]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[12]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[15]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	Excluding short-term investments and all derivative contracts except for options purchased.
[21]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[22]	Excluding short-term investments and all derivative contracts except for options purchased.
[23]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[24]	Excluding short-term investments and all derivative contracts except for options purchased.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	Excluding short-term investments and all derivative contracts except for options purchased.